Stockholders' Equity - PIPE Financing (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Sep. 12, 2025	Sep. 30, 2025	May 26, 2025
Class of Stock [Line Items]
Warrants outstanding	$ 749.6
PIPE Pre-Funded Warrants
Class of Stock [Line Items]
Warrants issued (in shares)		209,771,462
PIPE Traditional Warrants
Class of Stock [Line Items]
Warrants issued (in shares)		555,259,256
PIPE Transactions
Class of Stock [Line Items]
Proceeds from sale of stock	$ 749.6
PIPE Transactions | PIPE Pre-Funded Warrants
Class of Stock [Line Items]
Warrants issued (in shares)	209,800,000
PIPE Transactions | PIPE Traditional Warrants
Class of Stock [Line Items]
Warrants issued (in shares)	555,300,000
PIPE Transactions | PIPE Traditional Warrants | Management
Class of Stock [Line Items]
Warrants issued (in shares)	300,000
PIPE Transactions | PIPE Traditional Warrants | Director
Class of Stock [Line Items]
Warrants issued (in shares)	1,100,000
PIPE Transactions | Class A Common Stock
Class of Stock [Line Items]
Sale of stock, price per share (in USD per share)			$ 1.35
Shares issued (in shares)	345,500,000
PIPE Transactions | Class A Common Stock | Management
Class of Stock [Line Items]
Shares issued (in shares)	300,000
PIPE Transactions | Class A Common Stock | Director
Class of Stock [Line Items]
Shares issued (in shares)	1,100,000
PIPE Transactions | Class A Common Stock | PIPE Pre-Funded Warrants
Class of Stock [Line Items]
Purchase price of warrants (in USD per share)			1.3499
Exercise price of warrants (in USD per share)			0.0001
PIPE Transactions | Class A Common Stock | PIPE Traditional Warrants
Class of Stock [Line Items]
Exercise price of warrants (in USD per share)			$ 1.35